RELATED PARTY TRANSACTIONS (Details) (Companies in which majority shareholder of the entity's ordinary shares hold a majority of preferred shares, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Companies in which majority shareholder of the entity's ordinary shares hold a majority of preferred shares
RELATED PARTY TRANSACTIONS
Number of companies with which the entity has related party transactions	2
Sales of products to a related party		$ 1,204	$ 706
Royalty fee charged to a related party		3,210	2,521
Purchase of materials on behalf of a related party		17,326	25,836
Commission fee recorded for a related party		684	531
Fees charged for material purchases on behalf of a related party		819	1,298
Purchase of IP license from another related party (Note 8)		46,000
Balances with affiliates	$ 0	$ 0